Significant Accounting and Reporting Policies (Policies)	12 Months Ended
Mar. 31, 2026
Accounting Policies [Abstract]
Basis of presenting financial statements
(a) Basis of presenting financial statements
The Company and its subsidiaries in Japan maintain their books in conformity with Japanese accounting practices, which differ in certain respects from U.S. GAAP.
The accompanying consolidated financial statements have been prepared in conformity with U.S. GAAP and, therefore, reflect certain adjustments to the books and records of the Company and its subsidiaries. The principal adjustments relate to initial direct costs to originate leases, loan origination fees and related direct loan origination costs, accounting for allowance for credit losses, use of a straight-line basis of depreciation for operating lease assets, deferral of life insurance policy acquisition costs, calculation of insurance policy liabilities, accounting for goodwill and other intangible assets in business combinations, accounting for pension plans, accounting for sales of the parent’s ownership interest in subsidiaries, classification in the statements of cash flows, accounting for transfer of financial assets, accounting for investment in securities, accounting for fair value option, accounting for lessee’s lease and reflection of the income tax effect on such adjustments.

Principles of consolidation
(b) Principles of consolidation
Consolidated subsidiaries
The consolidated financial statements include the accounts of the Company and all of its subsidiaries. VIEs, for which the Company and its subsidiaries are the primary beneficiaries, are also included in the consolidated financial statements.
In a transaction that results in the loss of control, the gain or loss recognized in income includes the realized gain or loss related to the portion of ownership interest sold and the gain or loss on the remeasurement to fair value of the interest retained. On the other hand, additional acquisition of the parent’s ownership interest in subsidiaries and partial sale of such interest where the parent continues to retain control of the subsidiary are accounted for as equity transactions.
A certain overseas subsidiary consolidates subsidiaries determined as investment companies under ASC 946 (“Financial Services—Investment Companies”). Investments held by the investment company subsidiaries are carried at fair value with changes in fair value recognized in earnings.
All significant intercompany accounts and transactions have been eliminated in preparing our consolidated financial statements.
Equity method investees
(1) Investment in corporate entities
Investments in corporate entities, in which the Company and its subsidiaries have 20% – 50% ownership or has the ability to exercise significant influence, are accounted for by using the equity method except for those for which the fair value option has been elected. When the Company holds majority voting interests of an entity but noncontrolling shareholders hold substantive participating rights to make decisions on activities that occur over the ordinary course of the business, an equity method investee is recognized.

(2) Investment in real estate joint ventures
Investments in real estate joint ventures, which includes contracts for the development and operation of real estate, are accounted for by using the equity method.
(3) Investment in partnerships and other investments
Investments in partnerships and other investments, in which the Company and its subsidiaries have more than 3% to 5% ownership or over which the Company and its subsidiaries can exercise significant influence, are accounted for by using the equity method except for those for which the fair value option has been elected.
Equity method investments are recorded at cost plus/minus the Company and its subsidiaries’ portion of equity in undistributed earnings. If the value of an investment has declined and is judged to be other-than-temporary, the investment is written down to its fair value.
When an equity method investee issues stocks, which price per share is more or less than the Company and its subsidiaries’ average carrying amount per share, to unrelated third parties, the Company and its subsidiaries adjust the carrying amount of its equity method investee and recognize the gain or loss in the consolidated statements of income in the year in which the change in ownership interest occurs.
A lag period of up to three months is used on a consistent basis for recognizing the results of certain consolidated subsidiaries and equity method investees.

Use of estimates
(c) Use of estimates
The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Company has identified eleven areas where it believes estimates are particularly significant to the financial statements. The Company makes estimates and assumptions to the selection of valuation techniques and determination of assumptions used in fair value measurements, fair value measurement of assets acquired and liabilities assumed in a business combination, the determination and periodic reassessment of the unguaranteed residual value for finance leases and operating leases, the determination and reassessment of insurance policy liabilities and deferred policy acquisition costs, the determination of the allowance for credit losses (including the allowance for off-balance
sheet credit exposures), the recognition and measurement of impairment of long-lived assets, the recognition and measurement of impairment of investment in securities, the determination of the valuation allowance for deferred tax assets and the evaluation of tax positions, the assessment and measurement of effectiveness in hedging relationship using derivative financial instruments, the determination of benefit obligation and net periodic pension cost and the recognition and measurement of impairment of goodwill and other intangible assets.

Foreign currencies translation
(d) Foreign currencies translation
The Company and its subsidiaries maintain their accounting records in their functional currency. Transactions in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates on the transaction date. Monetary assets and liabilities in foreign currencies are recorded in the entity’s functional currency based on the prevailing exchange rates at the end of each reporting period.
The financial statements of overseas subsidiaries and equity method investees are translated into Japanese yen by applying the exchange rates in effect at the end of each reporting period to all assets and liabilities.

Income and expenses are translated at the average rates of exchange prevailing during the fiscal year. The currencies in which the operations of the overseas subsidiaries and equity method investees are conducted are regarded as the functional currencies of these companies. Foreign currency translation adjustments reflected in other comprehensive income (loss), net of applicable income taxes, arise from the translation of foreign currency financial statements into Japanese yen.

Revenue recognition
(e) Revenue recognition
The Company and its subsidiaries recognize revenues from only contracts with customers, such as sales of goods and real estate, and services income, revenues are recognized to depict the transfer of promised goods or services to customers in the amounts that reflect the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenues are recognized net of discount, incentives and estimated sales returns. In case that the Company and its subsidiaries receive payment from customers before satisfying performance obligations, the amounts are recognized as contract liabilities. In transactions that involve third parties, if the Company and its subsidiaries control the goods or services before they are transferred to the customers, revenue is recognized on the gross amount as the principal.
Excluding the aforementioned policy, the policies as specifically described hereinafter are applied for each revenue item.
Finance Revenues
—Finance revenues mainly include revenues from finance leases, installment loans, and financial guarantees.
(1) Revenues from finance leases
Lessor leases consist of leases for various equipment types, including office equipment, industrial machinery, transportation equipment and real estate. Net investment in leases includes sales-type leases and direct financing leases which are full-payout leases. Leases not qualifying as sales-type leases or direct financing leases are accounted for as operating leases. Interest income on net investment in leases is recognized over the life of each respective lease using the interest method. When lease payment is variable, it is accounted for as income in profit or loss in the period when the changes in facts and circumstances on which the variable payment is based occur. When providing leasing services, the Company and its subsidiaries simultaneously conduct supplementary businesses, such as handling taxes and paying insurance on leased assets on behalf of lessees. The repayment of lessor costs received from lessees are recognized in revenues from finance leases and those underlying costs are recognized in other (income) and expense. The estimated unguaranteed residual value represents estimated proceeds from the disposition of equipment at the time the lease is terminated. Estimates of residual values are determined based on market values of used equipment, estimates of when and the extent to which equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs of sales-type leases and direct financing leases are being deferred and amortized as a yield adjustment over the life of the related lease by using interest method. The unamortized balance of initial direct costs of sales-type leases and direct financing leases is reflected as a component of net investment in leases.
(2) Revenues from installment loans
Interest income on installment loans is recognized on an accrual basis. Certain related direct loan origination costs, net of loan origination fees, are being deferred and amortized over the contractual term of the loan as an adjustment of the related loan’s yield using the interest method. Interest payments received on loans other than purchased loans are recorded as interest income unless the collection of the remaining investment is doubtful at which time payments received are recorded as reductions of principal. For purchased loans, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans.
(3) Revenues from financial guarantees
At the inception of a guarantee, fair value for the guarantee is recognized as a liability in the consolidated balance sheets. The Company and its subsidiaries recognize revenue mainly over the term of guarantee by a systematic and rational amortization method as the Company and its subsidiaries are released from the risk of the obligation.
(4)
Non-accrual
policy
For net investment in leases and installment loans,
past-due
financing receivables are receivables for which principal or interest is past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financing receivables if the principal and interest are not
past-due
30 days or more in accordance with the modified terms. The Company and its subsidiaries suspend accruing revenues on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. However, delinquencies during the relevant period of past-due
financing receivables are out of the scope of the suspension of revenue recognition unless their collections are doubtful when the government issues a request for grace of repayment within a maximum of 6 months due to reasons that cannot be attributed to the obligor, such as a disaster, or when similar requests are made by public bodies. Accrued but uncollected interest is reclassified to net investment in leases or installment loans in the accompanying consolidated balance sheets and becomes subject to the allowance for credit losses process. The Company and its subsidiaries return non-accrual
loans and net investment in leases to accrual status when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that we consider are relevant in assessing the debtors’ creditworthiness, such as the debtors’ business characteristics and financial conditions as well as relevant economic conditions and trends.
Operating leases
—
Revenues from operating leases are recognized on a straight-line basis over the lease term. When lease payment is variable, it is accounted for as income in profit or loss in the period when the changes in facts and circumstances on which the variable payment is based occur. In principle, any conditions changed from original lease agreement should be accounted for as a lease modification.
In providing leasing services, the Company and its subsidiaries simultaneously conduct supplementary businesses, such as handling taxes and paying insurance on leased assets on behalf of lessees. The compensation for those lessor costs received from lessees are recognized in operating lease revenues and those costs are recognized in costs of operating leases. Investment in operating leases is recorded at cost less accumulated depreciation. In addition, operating lease assets are depreciated over their estimated useful lives mainly on a straight-line basis. The estimated average useful lives of principal operating lease assets classified as transportation equipment is 7 years, measuring and information-related equipment is 4 years, real estate (other than land) is 28 years and other is 8 years. Depreciation expenses are included in costs of operating leases. Gains or losses arising from dispositions of operating lease assets are included in operating lease revenues.

Estimates of residual values are based on market values of used equipment, estimates of when and the extent to which equipment will become obsolete and actual recovery being experienced for similar used equipment. Initial direct costs of operating leases are being deferred and amortized as a straight-line basis over the lease term. The unamortized balance of initial direct costs is reflected as investment in operating leases.

Insurance and reinsurance transactions
(f) Insurance and reinsurance transactions
The policies are classified as long-duration contracts and mainly consist of whole life, term life, endowments, medical insurance and individual annuity insurance contracts. Income from insurance policies other than single-payment whole life insurance and individual annuities is recognized as income when due, net of reinsurance premiums paid. Life insurance benefits are recorded as expenses when they are incurred. The calculation of liabilities for future policy benefits other than single-payment whole life insurance and individual annuities is computed using the same contract groupings (also referred to as cohorts) by policy year, currency, payment method (full term payment or limited payment) and product category and the liabilities for future policy benefits are computed using the net level premium method based on expected future policy benefit payments. A liability is recorded for the present value of expected future policy insurance benefits to be paid and certain related costs, less the present value of expected future net premium to be earned, at the time the premium revenue recognized. For limited payment contracts, the excess of gross premiums received over net premium is recorded as a deferred profit liability.
The liabilities for future policy benefits are measured using assumptions such as mortality, morbidity, lapse, expense and discount rates. These assumptions are determined based on historical experience, industry data and other factors. Certain subsidiaries review and update future cash flow assumptions at least annually except for expense assumptions. Certain subsidiaries elected to lock in and not to update expense assumptions after expense assumptions are determined based on the most recent actual results at the time of contract issuance. The net premium ratios for calculating the liabilities for future policy benefits are also updated quarterly by cohort, reflecting actual cash flows. Certain subsidiaries remeasure the liabilities for future policy benefits using the updated net premium ratios as of the beginning of the reporting period in which the assumptions are updated and record the change from the remeasurement as gains or losses in life insurance costs in the consolidated statements of income. For periods subsequent to the remeasurement, certain subsidiaries calculate the liabilities for future policy benefits using updated net premium ratios. If net premiums exceed gross premiums, the liabilities for future policy benefits are increased and the excess is recognized immediately in earnings through life insurance costs in the consolidated statement of income.
Certain subsidiaries use a yield curve based on the yields on single-A
rated fixed-income instruments as upper-medium grade fixed-income instrument yields with durations similar to the liabilities for future policy benefits to determine discount rate assumptions. The yields on single-A
rated fixed-income instruments are referenced in the index provided by a third-party pricing vendor. The discount rate assumptions are updated quarterly and are used for remeasurement of the liability at the reporting date. Changes in the liabilities for future policy benefits resulting from updates of discount rate assumptions are recognized in other comprehensive income (loss), net of applicable income tax. For periods beyond the observable period of the referenced index, the discount rate yield curve beyond the observable period of the referenced index is interpolated to the ultimate forward rate using the Smith-Wilson method.
The insurance contracts sold by certain subsidiaries include variable annuity, variable life, single-payment whole life insurance and fixed annuity insurance contracts. Certain subsidiaries manage investment assets on behalf of variable annuity and variable life policyholders, which consist of equity securities and are included in investment in securities in the consolidated balance sheets. These investment assets are measured at fair value with realized and unrealized gains or losses recognized in life insurance premiums and related investment income in the consolidated statements of income. Certain subsidiaries elected the fair value option for the entire variable annuity and variable life insurance contracts with changes in the fair value recognized in life insurance costs.
Certain subsidiaries provide minimum guarantees to variable annuity and variable life policyholders under which it is exposed to the risk of compensating losses incurred by the policyholders to the extent contractually required. To mitigate the risk, a portion of the minimum guaranteed risk related to variable annuity and variable life insurance contracts is ceded to reinsurance companies and the remaining risk is economically hedged by entering into derivative contracts. The reinsurance contracts do not relieve certain subsidiaries from the obligation as the primary obligor to compensate certain losses incurred by the policyholders, and the default of the reinsurance companies may impose additional losses on certain subsidiaries. Certain subsidiaries have elected the fair value option for certain reinsurance contracts relating to variable annuity and variable life insurance contracts, which are included in other assets in the consolidated balance sheets.
Policy liabilities and policy account balances for single-payment whole life insurance and fixed annuity insurance contracts are measured based on the single-premiums plus interest based on expected rate, less withdrawals, expenses and other charges. The credited interest is recorded in life insurance costs in the consolidated statements of income.
Certain costs related directly to the successful acquisition of new or renewal insurance contracts are deferred. Deferred policy acquisition costs consist primarily of agent commissions, except for policy maintenance costs, and underwriting expenses. For amortization of deferred policy acquisition costs, insurance contracts are grouped by contract year, currency, payment method (full term payment or limited payment) and product category, using the same contract groupings for the calculation of the liabilities for future policy benefits. Insurance contracts for which the liabilities for future policy benefits are not calculated are grouped by policy year, currency, and product category.
Deferred policy acquisition costs are amortized at constant-level basis for each cohort over the expected term of the policies, and the amortization is recorded in life insurance costs in the consolidated statements of income.
For all cohorts, the number of policies in force for the amortization of deferred policy acquisition costs is projected using mortality and lapse rates estimated based on historical experience, industry data and other factors, which are consistent with those assumptions used for calculating the liabilities for future policy benefits. When mortality and lapse rates are updated, the effects on the amortization of deferred policy acquisition costs are derived by updating the projected number of policies in force and recognized prospectively over the expected term of the policies.
Certain reinsurance commissions (income) corresponding to expenses directly to the successful acquisition of new or renewal of insurance contracts are similarly deferred and amortized in accordance with the above. These amounts are deducted from the unamortized balance of deferred acquisition costs related to the contracts subject to the reinsurance contract.

Allowance for credit losses
(g) Allowance for credit losses
The allowance for credit losses estimates credit losses expected to occur in the future over the remaining life of net investment in leases, financial assets measured at amortized cost, such as installment loans and other receivables, and is recognized based on management judgement. Expected prepayments are reflected in the remaining life. The allowance for credit losses is increased by provision charged to income and is decreased by charge-offs, net of recoveries mainly.
Developing the allowance for credit losses is subject to numerous estimates and judgments. In evaluating the appropriateness of the allowance, management considers various factors, including the business characteristics and financial conditions of the obligors, prior charge-off
experience, current delinquencies and delinquency trends, value of underlying collateral and guarantees, current economic and business conditions and expected outlook in the future.
The Company and its subsidiaries estimate the allowance for credit losses by using various methods according to these estimates and judgments. When certain financial assets have similar risk characteristics to other financial assets, these financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually. The Company and its subsidiaries select the most appropriate calculation method based on available information, such as the nature and related risk characteristics on financial assets, the prior charge-off
experience and future forecast scenario with correlated economic indicators.
The Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal considering debtors’ creditworthiness and the liquidation status of collateral, etc.
In addition, if the entity has a present contractual obligation to extend credit and the obligation is not unconditionally cancelable by the entity, credit losses related to the loan commitments of installment loans and financial guarantees are in the scope of the allowance for credit losses. For the loan commitments of installment loans and credit losses are recognized on the loan commitments for the portion expected to be drawn. For financial guarantees, the allowance is recognized for the contingent obligation which generates credit risk exposures. The allowance for off-balance
sheet credit exposures is measured using the same measurement objectives as the allowance for loans and net investment leases, considering quantitative and qualitative factors including historical loss experience, current economic and business conditions and reasonable and supportable forecasts. The allowance for off-balance
sheet credit exposure is accounted for in other liabilities on the consolidated balance sheets.

Impairment of long-lived assets
(h) Impairment of long-lived assets
The Company and its subsidiaries perform a recoverability test for long-lived assets to be held and used in operations, including tangible assets and intangible assets being depreciated or amortized, consisting primarily of office buildings, condominiums, aircraft, ships, mega solar facilities and other properties under facility operations, whenever events or changes in circumstances indicate that the assets might be impaired. The assets are considered not recoverable when the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets. The carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount. The Company and its subsidiaries determine the fair value using appraisals prepared by independent third party appraisers or our own staff of qualified appraisers, and others based on recent transactions involving sales of similar assets or other valuation techniques such as discounted cash flows methodologies using future cash flows estimated to be generated from operation of the existing assets or completion of development projects, as appropriate.

Investment in securities
(i) Investment in securities
Equity securities are generally reported at fair value with unrealized gains and losses included in income. Equity securities without readily determinable fair values are recorded at fair value at its cost minus impairment, if any, plus or minus changes resulting from observable price changes under the election of the measurement alternative, except for investments which are valued at net asset value per share.
Equity securities elected to apply the measurement alternative are written down to its fair value with losses included in income if a qualitative assessment indicates that the investment is impaired and the fair value of the investment is less than its carrying value.
In addition, investments are recorded at fair value with unrealized gains and losses included in income if certain subsidiaries elect the fair value option.
Trading debt securities are reported at fair value with unrealized gains and losses included in income.
Available-for-sale
debt securities are reported at fair value, and unrealized gains or losses are recorded in other comprehensive income (loss), net of applicable income taxes, except for investments which are recorded at fair value with unrealized gains and losses included in income by electing the fair value option.
For
available-for-sale
debt securities, if the fair value is less than the amortized cost, the debt securities are impaired. The Company and its subsidiaries identify per each impaired security whether the decline of fair value is due to credit losses component or non-credit
losses component. Impairment related to credit losses is recognized in earnings through an allowance for credit losses. Impairment related to other factors than credit losses is recognized in other comprehensive income (loss), net of applicable income taxes. In estimating an allowance for credit losses, the Company and its subsidiaries consider that credit losses exist when the present value of estimated cash flows is less than the amortized cost basis. When the Company and its subsidiaries intend to sell the debt securities for which an allowance for credit losses is previously established or it is more likely than not that the Company and its subsidiaries will be required to sell the debt securities before recovery of the amortized cost basis, the allowance for credit losses is fully written off and the amortized cost is reduced to the fair value after recognizing additional impairment in earnings. In addition, the Company and its subsidiaries recognize in earnings the full difference between the amortized cost and the fair value of the debt securities by direct write-down, without any allowance for credit losses, if the debt securities are expected to be sold and the fair value is less than the amortized cost.

Income taxes
(j) Income taxes
Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and for operating loss carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rate is recognized in income in the period that includes the enactment date. The Company and its subsidiaries release to earnings stranded income tax effects in accumulated other comprehensive income (loss) resulting from changes in tax laws or rates or changes in judgment about realization of a valuation allowance, on a specific identification basis when the individual items are completely sold or terminated, or on a portfolio basis, under which the remaining tax effects are allocated across the entire portfolio of similar items and recognized when the entire portfolio is liquidated. A valuation allowance is recognized, based on the weight of available evidence, to reduce deferred tax assets to the amount that is “more likely than not” to be realized.

The Company and its subsidiaries file tax returns in Japan and certain foreign tax jurisdictions and recognize the financial statement effects of a tax position taken or expected to be taken in a tax return when it is more likely than not, based on the technical merits, that the position will be sustained upon tax examination, including resolution of any related appeals or litigation processes, and measure tax positions that meet the recognition threshold as the largest amount of tax benefit that is greater than
50
percent likely to be realized upon settlement with the taxing authority. The Company and its subsidiaries present an unrecognized tax benefit either as a reduction of a deferred tax asset or as a liability, based on the intended method of settlement. The Company and its subsidiaries classify penalties and interest expense related to income taxes as part of provision for income tax expense in the consolidated statements of income.
The Company and certain subsidiaries have applied the Japanese Group Relief System for national corporation tax purposes.

Securitized assets
(k) Securitized assets
The Company and its subsidiaries have securitized and sold to investors various financial assets such as lease receivables and loan receivables. In the securitization process, the assets to be securitized are sold to SPEs, that issue asset-backed beneficial interests and securities to the investors.
SPEs used in securitization transactions are consolidated if the Company and its subsidiaries are the primary beneficiary of the SPEs, and the transfers of the financial assets to those consolidated SPEs are not accounted for as sales. Assets held by consolidated SPEs continue to be accounted for as lease receivables or loan receivables, as they were before the transfer, and asset-backed beneficial interests and securities issued to the investors are accounted for as debt. When the Company and its subsidiaries have transferred financial assets to a transferee that is not subject to consolidation, the Company and its subsidiaries account for the transfer as a sale if control over the transferred assets is surrendered.
The Company and certain subsidiaries originate and sell loans into the secondary market, while retaining the obligation to service those loans. In addition, a certain subsidiary undertakes obligations to service loans originated by others. The subsidiary recognizes servicing assets if it expects the benefit of servicing to more than adequately compensate it for performing the servicing or recognizes servicing liabilities if it expects the benefit of servicing to less than adequately compensate it. These servicing assets and liabilities are initially recognized at fair value and subsequently accounted for using the amortization method whereby the assets and liabilities are amortized in proportion to and over the period of estimated net servicing income or net servicing loss. On a quarterly basis, servicing assets and liabilities are evaluated for impairment or increased obligations. The fair value of servicing assets and liabilities is estimated using an internal valuation model, or by obtaining an opinion of value from an independent third-party vendor. Both methods are based on calculating the present value of estimated future net servicing cash flows, taking into consideration discount rates, prepayment rates and servicing costs. The internal valuation model is validated at least semiannually through third-party valuations.

Derivative financial instruments
(l) Derivative financial instruments
The Company and its subsidiaries recognize all derivatives on the consolidated balance sheets at fair value. The accounting treatment of subsequent changes in the fair value depends on their use, and whether they qualify as effective “hedges” for accounting purposes. Derivatives for the purpose of trading or economic hedges that have not qualified for hedge accounting are adjusted to fair value through the consolidated statements of income. If derivatives have qualified for hedge accounting, then depending on its nature, changes in its fair value will be either offset against changes in the fair value of hedged assets or liabilities through the consolidated statements of income, or recorded in other comprehensive income (loss), net of applicable income taxes.

If a derivative is held as a hedge of the variability of fair value related to a recognized asset or liability or an unrecognized firm commitment (“fair value” hedge), changes in the fair value of the derivative are recorded in earnings along with the changes in the fair value of the hedged item.
If a derivative is held as a hedge of the variability of cash flows related to a forecasted transaction or a recognized asset or liability (“cash flow” hedge), changes in the fair value of the derivative are recorded in other comprehensive income (loss), net of applicable income taxes, until earnings are affected by the variability in cash flows of the designated hedged item.
If a derivative is held as a hedge of a net investment in a foreign operation, changes in the fair value of the derivative are recorded in the foreign currency translation adjustments account within other comprehensive income (loss), net of applicable income taxes.
The Company and its subsidiaries select either the amortization approach or the fair value approach, depending on the type of hedging activity, for the initial value of the component excluded from the assessment of effectiveness, and recognize it through the consolidated statements of income. When the amortization approach is adopted, the change in fair value is recognized in earnings using a systematic and rational method over the life of the hedging instrument and then any difference between the change in fair value and the amount recognized in earnings is recognized in other comprehensive income (loss), net of applicable income taxes. When the fair value approach is adopted, the change in the fair value is immediately recognized through the consolidated statements of income.
For all hedging relationships that are designated and qualified for hedge accounting, at the inception of the hedge, the Company and its subsidiaries formally document the details of the hedging relationship and the hedging activity. The Company and its subsidiaries formally assess, both at the hedge’s inception and on an ongoing basis, the effectiveness of the hedge relationship. The Company and its subsidiaries cease hedge accounting prospectively when the derivative no longer qualifies for hedge accounting.

Pension plans
(m) Pension plans
The Company and certain subsidiaries have contributory and
non-contributory
pension plans covering substantially all of their employees. Among the plans, the costs of defined benefit pension plans are accrued based on amounts determined using actuarial methods, with assumptions of discount rate, rate of increase in compensation level, expected long-term rate of return on plan assets and others.
The Company and its subsidiaries also recognize the funded status of pension plans, measured as the difference between the fair value of plan assets and the benefit obligation, on the consolidated balance sheets. Changes in that funded status are recognized in the year in which the changes occur through other comprehensive income (loss), net of applicable income taxes.

Stock-based compensation
(n) Stock-based compensation
In principle, the Company and its subsidiaries measure stock-based compensation expense as consideration for services provided by employees based on the fair value on the grant date. The costs are recognized over the requisite service period.

Cash and cash equivalents	(o) Cash and cash equivalents Cash and cash equivalents include cash on hand, deposits placed with banks and short-term highly liquid investments with original maturities of three months or less.
Property under facility operations
(p) Property under facility operations
Property under facility operations consist primarily of operating facilities (including hotels) and environmental assets (including mega solar and wind power plants), which are stated at cost less accumulated depreciation, and depreciation is calculated mainly on a straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2024, 2025 and 2026 were ¥
35,615 million, ¥41,671 million and ¥42,755 million, respectively. Accumulated depreciation was ¥238,185 million and ¥245,328 million as of March 31, 2025 and 2026, respectively. Estimated useful lives range up to 50 years for buildings, up to 60 years for structures and up to 44 years for others.

Inventories
(q) Inventories
Inventories consist primarily of residential condominiums under development, completed residential condominiums (including those waiting to be delivered to buyers under the contract for sale), and merchandise for sale. Residential condominiums under development are carried at cost less any impairment losses, and completed residential condominiums and merchandise for sale are stated at the lower of cost or fair value less cost to sell. The cost of inventories that are unique and not interchangeable is determined on the specific identification method and the cost of other inventories is principally determined on the average method. As of March 31, 2025 and 2026, residential condominiums under development were ¥116,416 million and ¥140,800 million, respectively, and completed residential condominiums and merchandise for sale were ¥112,813 million and ¥128,387 million, respectively.

Office facilities
(r) Office facilities
Office facilities are stated at cost less accumulated depreciation. Depreciation is calculated on a declining-balance basis or straight-line basis over the estimated useful lives of the assets. Depreciation expenses in fiscal 2024, 2025 and 2026 were ¥9,256 million, ¥9,842 million and ¥8,223 million, respectively. Accumulated depreciations were ¥65,155 million and ¥71,412 million as of March 31, 2025 and 2026, respectively. Estimated useful lives range up to 62 years for buildings and structures and up to 44 years for machinery and equipment.

Right-of-use assets
(s)
Right-of-use
assets
The Company and its subsidiaries record the ROU assets recognized from the lessee’s lease transaction as investment in operating leases, property under facility operations and office facilities. Lease liabilities are included in other liabilities.
ROU assets are consisted of the amount of the initial measurement of the lease liability and any lease payments made to the lessor at or before the commencement date and stated at cost less accumulated amortization. The initial measurement of the lease liability is at the present value of the lease payments not yet paid, discounted using the lessee’s incremental borrowing rate at lease commencement. ROU assets of finance leases are amortized mainly on a straight-line basis over the lease term. ROU assets of operating leases are amortized over the lease term by the fixed term operating cost minus the interest cost. Amortization of ROU assets of finance leases and operating leases expenses are included in costs of operating leases, services expense and selling, general and administrative expenses.

Other assets
(t) Other assets
Other assets consist primarily of goodwill and other intangible assets in acquisitions, reinsurance recoverables in relation to reinsurance contracts, deferred insurance policy acquisition costs which are amortized over the contract periods, leasehold deposits, advance payments made in relation to construction of real estate under operating leases and property under facility operations, prepaid benefit cost, prepaid expenses for property tax, maintenance fees and insurance premiums in relation to lease contracts, servicing assets, derivative assets, contract assets related to real estate contract works and deferred tax assets.

Business combinations
(u) Business combinations
The Company and its subsidiaries account for business combinations using the acquisition method. Under this method, the Company and its subsidiaries recognize and measure the identifiable assets acquired and liabilities assumed at their fair values as of the acquisition date, which is the date on which control is obtained. Intangible assets acquired in a business combination are recognized separately from goodwill if they meet either the contractual legal criterion or the separability criterion. Goodwill is measured as the excess of the sum of the consideration transferred and the fair value of any noncontrolling interests over the net fair value of the identifiable assets acquired and liabilities assumed. A bargain purchase gain is recognized when the net fair value of the identifiable assets acquired and liabilities assumed exceeds the consideration transferred and the fair value of any noncontrolling interests. In a business combination achieved in stages, the Company and its subsidiaries remeasure their previously held equity interest at their acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.
The determination of the fair values of identifiable assets acquired and liabilities assumed requires management to make significant judgments, estimates, and assumptions. When observable market prices for intangible assets are not available, the Company and its subsidiaries use valuation techniques such as the excess earnings method and the relief from royalty method, which use future sales growth rates, operating margins, discount rates, etc.

Goodwill and other intangible assets
(v) Goodwill and other intangible assets
The Company and its subsidiaries perform an impairment test for goodwill and any indefinite-lived intangible assets at least annually. Additionally, if events or changes in circumstances indicate that the asset might be impaired, the Company and its subsidiaries test for impairment whenever such events or changes occur.
The Company and its subsidiaries have the option to perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before we perform a quantitative goodwill impairment test. The Company and its subsidiaries perform the qualitative assessment for some goodwill but bypass the qualitative assessment and proceed directly to the quantitative impairment test for other goodwill. For the goodwill for which the qualitative assessment is performed, if, after assessing the totality of events or circumstances, the Company and/or subsidiaries determine that it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then the Company and/or subsidiaries do not perform the quantitative goodwill impairment test. However, if the Company and/or subsidiaries conclude otherwise or determine to bypass the qualitative assessment, the Company and/or subsidiaries proceed to perform the quantitative goodwill impairment test. The quantitative goodwill impairment test calculates the fair value of the reporting unit and compares the fair value with the carrying amount of the reporting unit. If the fair value of the reporting unit falls below its carrying amount, an impairment loss is recognized in an amount equal to the difference. The Company and its subsidiaries test the goodwill at the reporting unit level which is either the same level as an operating segment level or one level below an operating segment.
The Company and its subsidiaries have the option to perform a qualitative assessment to determine whether it is more likely than not that an indefinite-lived intangible asset is impaired before we perform a quantitative impairment test. The Company and its subsidiaries perform the qualitative assessment for some indefinite-lived intangible assets but bypass the qualitative assessment and perform the quantitative impairment test for other indefinite-lived intangible assets. For those indefinite-lived intangible assets for which the qualitative assessment is performed, if, after assessing the totality of events and circumstances, the Company and/or subsidiaries conclude that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the Company and/or subsidiaries do not perform the quantitative impairment test. However, if the Company and/or subsidiaries conclude otherwise or determine to bypass the qualitative assessment, the Company and/or subsidiaries calculate the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test. We compare the fair value with the carrying amount of the indefinite-lived intangible asset. If the carrying amount of the indefinite-lived intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess.
Intangible assets with finite lives are amortized over their useful lives and tested for impairment. The Company and its subsidiaries perform a recoverability test for the intangible assets whenever events or changes in circumstances indicate that the assets might be impaired. The intangible assets are considered not recoverable when the undiscounted future cash flows estimated to be generated by those assets are less than the carrying amount of those assets, and the net carrying amount of assets not recoverable is reduced to fair value if lower than the carrying amount and an impairment loss is recognized in an amount equal to the difference.

Other Liabilities
(w) Other Liabilities
Other liabilities include primarily lease liabilities recognized from the lessee’s lease transaction, accrued expenses related to interest and bonus, accrued benefit liability, advances received from lessees in relation to lease contracts, deposits received from real estate transaction, contract liabilities mainly related to automobile maintenance services and maintenance services of software, measurement equipment and other, and derivative liabilities and allowance for credit losses on off-balance
sheet credit exposures.

Earnings per share
(x) Earnings per share
Basic earnings per share is computed by dividing net income attributable to ORIX Corporation Shareholders by the weighted average number of shares of outstanding common stock in each period. Diluted earnings per share is calculated by reflecting the potential dilution that could occur if securities or other contracts issuing common stock were exercised or converted into common stock.

Redeemable noncontrolling interests
(y) Redeemable noncontrolling interests
Noncontrolling interests in a certain subsidiary are redeemable interests which are subject to call and put rights upon certain equity holder events. As redemption of the noncontrolling interest is not solely in the control of the subsidiary, it is recorded between liabilities and equity on the consolidated balance sheets at its estimated redemption value.

New accounting pronouncements
(z) New accounting pronouncements
In December 2023, Accounting Standards Update 2023-08 (“Accounting for and Disclosure of Crypto Assets”—Subtopic 350-60 (“Intangibles—Goodwill and Other—Crypto Assets”)) was issued. This update requires that crypto assets within the scope of this Subtopic generally be remeasured at fair value at the end of the reporting period and that changes in carrying amount due to remeasurement be recognized in the income statement. It also requires new disclosures about crypto assets within the scope of this Subtopic.

The Company and its subsidiaries adopted this update on April 1, 2025. The adoption of this update had no material effect on the Company and its subsidiaries’ results of operations or financial position.
In December 2023, Accounting Standards Update 2023-09 (“Improvements to Income Tax Disclosures”—ASC 740 (“Income Taxes”)) was issued. This update requires annual disclosure of income taxes. It requires disclosure of specific categories in the rate reconciliation and separate disclosure and additional information for reconciliation items that are equal to or greater than 5% of the amount computed by multiplying income (or loss) before income taxes by the applicable national statutory income tax rate. It also requires disclosure of the amount of income taxes paid disaggregated by national, local and foreign. Additionally, it requires separate disclosure of the amount of income taxes paid disaggregated by each tax jurisdiction in which income taxes paid is equal to or greater than 5% of the total income taxes paid. This update is effective for fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company and its subsidiaries adopted this update prospectively on April 1, 2025. Since this update relates to disclosure requirements, the adoption did not have an effect on the Company and its subsidiaries’ results of operations or financial position.
In March 2024, Accounting Standards Update
2024-01
(“Scope Application of Profits Interest and Similar Awards”—ASC 718 (“Compensation—Stock Compensation”)) was issued. This update clarifies how an entity should apply the scope guidance to determine whether profits interest and similar awards (“profits interests awards” from hereafter) should be accounted for in accordance with ASC 718 (“Compensation—Stock Compensation”). This update is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years. Early adoption is permitted. This update will either be applied retrospectively to all prior periods presented in the financial statements or prospectively to profits interest and similar awards granted or modified on or after the date at which the entity first applies the amendments. The Company and its subsidiaries adopted this update on April 1, 2025 choosing the option to apply the update prospectively to profits interest and similar awards granted or modified on or after the date at which the entity first applies the amendments. The adoption of this update had no material impact on the Company and its subsidiaries’ results of operations or financial position, as well as disclosures.
In November 2024, Accounting Standards Update
2024-03
(“Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures”—(Subtopic
220-40))
was issued, and related update clarifying effective date was issued thereafter. This update requires that entities disclose purchases of inventory, employee compensation, depreciation, intangible asset amortization and depletion for each income statement line item that contains those expenses. It also requires specified expenses, gains or losses that are already disclosed under existing US GAAP to be included in the disclosure of the relevant expense captions, and any remaining amounts to be described qualitatively. Additionally, separate disclosures of total selling expenses and its definition are also required. This update is effective for fiscal years beginning after December 15, 2026 and interim periods beginning after December 15, 2027, and early adoption is permitted. This update will either be applied prospectively to financial statements issued for reporting periods after the effective date or retrospectively to any or all prior periods presented in the financial statements. The Company and its subsidiaries will adopt this update on April 1, 2027 for annual disclosure and on April 1, 2028 for interim disclosure. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ disclosures.
In November 2024, Accounting Standards Update
2024-04
(“Induced Conversions of Convertible Debt Instruments”—Subtopic
470-20
(“Debt—Debt with Conversion and Other Options”)) was issued. This update clarifies the application requirements for accounting treatment when conversions are induced by incentives. The update is effective for fiscal years and interim periods beginning after December 15, 2025, with early adoption permitted. Entities may elect either to apply the update retrospectively to all prior periods presented or prospectively from the date of adoption. The Company and its subsidiaries plan to adopt this update prospectively on April 1, 2026. The Company does not expect the adoption of this update to have a material impact on its results of operations, financial position, or disclosures.
In May 2025, Accounting Standards Update
2025-03
(“Determining the Accounting Acquirer in the Acquisition of a Variable Interest Entity”—ASC 805 (“Business Combinations”), ASC 810 (“Consolidation”)) was issued. This update requires an entity involved in an acquisition transaction effected primarily by exchanging equity interests when the legal acquiree is a VIE that meets the definition of a business to consider the factors in the guidance of Subtopic
805-10
(“Business Combinations—Overall”) to determine which entity is the accounting acquirer. This update is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. This update requires that an entity apply the new guidance prospectively to any acquisition transaction that occurs after the initial application date. The Company and its subsidiaries will adopt this update on April 1, 2027. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position.
In May 2025, Accounting Standards Update
2025-04
(“Clarifications to Share-Based Consideration Payable to a Customer”—ASC 718 (“Compensation—Stock Compensation”), ASC 606 (“Revenue from Contracts with Customers”)) was issued. This update revised the definition of the term performance conditions for share-based consideration payable to a customer, including conditions based on the volume or monetary amount of a customer’s purchase of goods or services. When share-based consideration payable to a customer included service conditions, it eliminated the policy election permitting the entity to account for forfeitures as they occur, and the entity is required to estimate the number of forfeitures expected to occur. Additionally, it clarifies that share-based consideration payable to a customer is not subject to the constraint on estimates of variable consideration in ASC 606. This update is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. This update will either be applied using a modified retrospective approach, with a cumulative-effect adjustment to retained earnings as of the fiscal year of adoption, or retrospectively to all prior periods presented in the financial statements. The Company and its subsidiaries will adopt this update on April 1, 2027. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as disclosures.
In July 2025, Accounting Standards Update
2025-05
(“Measurement of Credit Losses for Accounts Receivable and Contract Assets”—ASC 326 (“Financial Instruments—Credit Losses”)) was issued. This update revised the guidance for estimating expected credit losses on trade receivables and contract assets arising from transactions within the scope of ASC 606, Revenue from Contracts with Customers. The amendments allow all entities to apply a practical expedient when developing reasonable and supportable forecasts for credit loss estimates. Under this expedient, entities may assume that the economic conditions existing as of the reporting date will remain unchanged over the remaining life of the financial asset. Nevertheless, entities are required to adjust historical loss information to reflect current conditions if those conditions differ from those in the historical data. This update is effective for fiscal years beginning after December 15, 2025, including interim periods within those fiscal years. Early adoption is permitted. This update requires that an entity apply the new guidance prospectively. The Company and its subsidiaries will adopt this update on April 1, 2026. The Company and its subsidiaries expect that the adoption of this update will have no material impact on the Company and its subsidiaries’ results of operations or financial position, as well as disclosures.
In September 2025, Accounting Standards Update
2025-06
(“Targeted Improvements to the Accounting for
Internal-Use
Software”—Subtopic
350-40
(“Intangibles—Goodwill and
Other—Internal-Use
Software”)) was

issued. This update eliminates accounting consideration of software project stages and requires capitalization to begin when management has authorized and committed to funding the software project and it is probable that the project will be completed and the software will be used to perform the function intended. This update also requires that capitalized internal-use
software costs are subject to the disclosure requirements under Subtopic
360-10
(“Property, Plant, and Equipment”), regardless of how such those costs are presented in the financial statements. Furthermore, it also modifies the website development costs guidance by eliminating Subtopic
350-50
and relocating any remaining relevant guidance into Subtopic
350-40.
This update is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. This update will either be applied to a prospective transition approach, a modified transition approach, under which a cumulative-effect adjustment is recognized in retained earnings as of the beginning of the adoption period, or retrospectively to all prior periods presented in the financial statements. The Company and its subsidiaries will adopt this update on April 1, 2028. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations, financial position, and disclosures.
In October 2025, Accounting Standards Update 2025-08 (“Purchased Loans: Financial Instruments—Credit Losses”—ASC 326 (“Financial Instruments—Credit Losses”)) was issued. This update broadens the population of financial assets that are within the scope of the gross-up approach under ASC 326 to include purchased seasoned loans that are not considered purchased credit-deteriorated assets. This update is effective for all entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods within those annual reporting periods. Early adoption is permitted. This update requires that an entity apply prospectively to loans that are acquired on or after the initial application date. The Company and its subsidiaries will adopt this update on April 1, 2027. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as disclosures.
In November 2025, Accounting Standards Update 2025-09 (“Hedge Accounting Improvements”—ASC 815 (“Derivatives and Hedging”)) was issued. This update expands the scope of hedge accounting in the following five areas. (1) This update expands the hedged risks permitted to be aggregated in a group of individual forecasted transactions in a cash flow hedge. (2) This update provides a model to facilitate the application of cash flow hedge accounting to forecasted interest payments on choose-your-rate debt instruments. (3) This update permits an entity to designate the variability in cash flows attributable to changes in a variable price component of a forecasted purchase or sale of a nonfinancial asset as the hedged risk, provided that the component is clearly and closely related to the nonfinancial asset being purchased or sold. (4) This update eliminates the requirement to apply the net written option test to a compound derivative comprising a swap and a written option designated as the hedging instrument of interest rate risk. (5) The amendments require that an entity exclude the debt instrument’s fair value hedge basis adjustment from the net investment hedge effectiveness assessment and recognize in earnings the gains and losses from the remeasurement of the debt instrument’s fair value hedge basis adjustment at the spot exchange rate. This update is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. This update requires that an entity apply the new guidance prospectively for all hedging relationships and permits an entity to elect to apply it to hedging relationships that exist as of the date of adoption. The Company and its subsidiaries will adopt this update on April 1, 2027. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as disclosures.
In December 2025, Accounting Standards Update 2025-10 (“Accounting for Government Grants Received by Business Entities”— ASC 832 (“Government Assistance”)) was issued. This update establishes authoritative guidance on the recognition, measurement, presentation and disclosure of government grants received by business entities. This update requires an entity to recognize a government grant only when it is probable that the entity will both comply with the conditions attached to the grant and the grant will be received, and when the related expenses or costs have been incurred. This update provides specific accounting models for grants related to assets and grants related to income. For grants related to assets, it permits an entity to either recognize government grants as deferred income or as an adjustment to the carrying amount of the asset. For grants related to income, it requires an entity to recognize the grant in earnings over the periods in which the entity recognizes the related costs as expenses, which the grant is intended to compensate. It also requires additional disclosures regarding the nature of government grants, significant terms and conditions, accounting policies applied, and amounts recognized in the financial statements. This update is effective for fiscal years beginning after December 15, 2028, including interim periods within those fiscal years. Early adoption is permitted. This update will be applied using either a modified prospective approach for government grants entered into on or after the effective date, a modified retrospective approach for government grants entered into on or after the beginning of the earliest period presented, or a retrospective approach for all government grants. The Company and its subsidiaries will adopt this update on April 1, 2029. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations, financial position, as well as disclosures.
In April 2026, Accounting Standards Update 2026-01 (“Initial Measurement of Paid-in-Kind Dividends on Equity-Classified Preferred Stock”—ASC 505(“Equity”)) was issued. This update requires an entity that paid-in-kind dividends on equity-classified preferred stock be initially measured on the basis of the paid-in-kind dividend rate stated in the preferred stock agreement. This update is effective for fiscal years beginning after December 15, 2026, including interim periods within those fiscal years. Early adoption is permitted. This update will either be applied prospectively to paid-in-kind dividends recognized on preferred stock on or after the initial application date, or retrospectively to paid-in-kind dividends recognized on preferred stock outstanding as of the initial application date for all prior periods presented in the financial statements. The Company and its subsidiaries will adopt this update from April 1, 2027. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as disclosures.
In May 2026, Accounting Standards Update 2026-02 (“Environmental Credits and Environmental Credit Obligations” — ASC 818 ) was issued. This update establishes new accounting guidance on the recognition, measurement, presentation, and disclosure of environmental credits generated, purchased, or received by an entity, as well as environmental credit obligations arising from regulatory compliance requirements related to the prevention, control, reduction, or removal of emissions or other pollution. This update requires that environmental credits that are probable of being used to settle environmental credit obligations, or of transfer in exchange transactions or of use in a nonreciprocal transfer, be recognized as assets at cost, while costs to obtain all other environmental credits be recognized as an expense when incurred. In addition, among the environmental credits recognized as assets, those expected to be used to settle such obligations are subsequently measured at cost, whereas other environmental credits are subject to impairment testing at the end of each reporting period, with impairment losses recognized to the extent that the carrying amount exceeds fair value. This update requires the recognition of liabilities for environmental credit obligations arising from regulatory compliance requirements existing at the reporting date. Such obligations are measured based on the carrying amount of environmental credits held and expected to be used for settlement, or, if such credits are not held, based on the fair value of the environmental credits required to settle the obligation. This update is effective for fiscal years beginning after December 15, 2027, including interim periods within those fiscal years. Early adoption is permitted. This update requires a modified retrospective approach, with a cumulative-effect adjustment to retained earnings as of the fiscal year of adoption. The Company and its subsidiaries will adopt this update on

April 1, 2028. The Company and its subsidiaries are currently evaluating the effect that the adoption of this update will have on the Company and its subsidiaries’ results of operations or financial position, as well as disclosures.